Note 15 - Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
	Years ended December 31,
	2013	2014	2015
Stock options	413,525	720,868	270,623
Non-vested restricted shares	81,250	-	-
Total anti-dilutive shares	494,775	720,868	270,623

Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Chinese Yuan (Renminbi)			U.S. Dollars
	For the Years Ended December 31,			For the Year Ended December 31,
	2013	2014	2015	2015
Net income (loss)	¥(7,451,510)	¥7,387,156	¥7,535,933	$1,163,350
Basic weighted average ordinary shares outstanding	4,224,676	4,173,014	4,842,727	4,842,727
Effect of dilutive securities:
Stock options and non-vested restricted shares	-	135,502	45,296	45,296
Diluted weighted average ordinary shares outstanding	4,224,676	4,308,516	4,888,023	4,888,023
Basic earnings (loss) per share	¥(1.76)	1.77	¥1.56	$0.24
Diluted earnings (loss) per share	¥(1.76)	1.71	¥1.54	$0.24